Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our named executive officers other than our PEOs (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Talent and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary	Summary	Compensation	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:(4)
Year	Compensation Table Total for Former PEO(1) ($)	Compensation Table Total for Current PEO(1) ($)	Actually Paid to Former PEO(1)(2)(3) ($)	Actually Paid to Current PEO(1)(2)(3) ($)	Table Total for Non-PEO NEOs(1) ($)	Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Thousands)	Core FFO Per Share(5) ($)
2024	—	16,254,113	—	28,035,729	3,544,187	5,679,475	176.74	123.47	588,327	6.71
2023	—	12,355,560	—	22,300,154	3,688,215	6,285,640	130.06	113.54	950,312	6.59
2022	23,695,471	6,835,895	(14,083,891)	(6,498,305)	4,415,342	(1,811,344)	92.96	99.82	380,325	6.70
2021	17,139,601	—	30,533,169	—	6,067,449	7,770,066	157.39	132.23	1,747,412	6.53
2020	17,789,395	—	40,467,482	—	5,765,543	9,310,477	120.46	92.43	362,730	6.21

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote
(1)	A. William Stein was our PEO from November 24, 2014 to December 13, 2022 (“Former PEO”). Andrew P. Power has been our PEO since December 13, 2022 (“Current PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes the MSCI US REIT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Current PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table for the Current PEO and the average for the non-PEO NEOs.

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2024	16,254,113	(11,214,278)	22,995,894	28,035,729

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,544,187	(2,061,349)	4,196,637	5,679,475

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2024	15,936,379	6,287,651	—	771,864	—	—	22,995,894

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,228,055	843,199	60,781	64,602	—	—	4,196,637

Non-PEO NEO Average Total Compensation Amount	$ 3,544,187	$ 3,688,215	$ 4,415,342	$ 6,067,449	$ 5,765,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,679,475	6,285,640	(1,811,344)	7,770,066	9,310,477
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Current PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table for the Current PEO and the average for the non-PEO NEOs.

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2024	16,254,113	(11,214,278)	22,995,894	28,035,729

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,544,187	(2,061,349)	4,196,637	5,679,475

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2024	15,936,379	6,287,651	—	771,864	—	—	22,995,894

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	3,228,055	843,199	60,781	64,602	—	—	4,196,637

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”) and Cumulative TSR comparison

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the MSCI US REIT Index over the same period.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Core Funds From Operations Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Core FFO Per Share during the five most recently completed fiscal years. Core FFO Per Share is a non-GAAP metric. A reconciliation of net income to FFO and FFO to Core FFO Per Share is available in Appendix 1 of this Proxy Statement.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Core Funds From Operations Per Share

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our Current PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Core FFO Per Share and Unit
Relative TSR
Net Income from Operations

Total Shareholder Return Amount	$ 176.74	130.06	92.96	157.39	120.46
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss) Attributable to Parent	$ 588,327,000	$ 950,312,000	$ 380,325,000	$ 1,747,412,000	$ 362,730,000
Company Selected Measure Amount	6.71	6.59	6.70	6.53	6.21
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Per Share and Unit
Non-GAAP Measure Description [Text Block]
(5)	We determined Core FFO per share and unit (“Core FFO Per Share”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Current PEO and Non-PEO NEOs in 2024. Core FFO Per Share may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core FFO Per Share is a non-GAAP metric. A reconciliation of net income to FFO and FFO to Core FFO Per Share is available in Appendix 1 of this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income from Operations
Average Exclusion Of Stock Awards For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,061,349)
Average Inclusion Of Equity Values For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,196,637
Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,228,055
Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	843,199
Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,781
Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,602
Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Average Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Total Average Inclusion Of Equity Values For Non P E O Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,196,637
A. William Stein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	$ 0	$ 23,695,471	$ 17,139,601	$ 17,789,395
PEO Actually Paid Compensation Amount	0	0	$ (14,083,891)	$ 30,533,169	$ 40,467,482
PEO Name			A. William Stein	A. William Stein	A. William Stein
Andrew P. Power [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	16,254,113	12,355,560	$ 6,835,895	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 28,035,729	$ 22,300,154	$ (6,498,305)	$ 0	$ 0
PEO Name	Andrew P. Power	Andrew P. Power	Andrew P. Power
Andrew P. Power [Member] | Exclusion Of Stock Awards For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,214,278)
Andrew P. Power [Member] | Inclusion Of Equity Values For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,995,894
Andrew P. Power [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,936,379
Andrew P. Power [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,287,651
Andrew P. Power [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Andrew P. Power [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	771,864
Andrew P. Power [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Andrew P. Power [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Andrew P. Power [Member] | Total Inclusion Of Equity Values For Current P E O [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 22,995,894